Accounts Receivable, Net (Details) - USD ($) $ in Thousands	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Accounts Receivable Net Details
Accounts receivable	$ 2,264	$ 2,223
Allowances for doubtful receivables			$ (66)	$ (6)
Accounts receivable, Total	$ 2,264	$ 2,223